FEDERATED EQUITY FUNDS

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                December 31, 1997



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED EQUITY FUNDS (the "Trust")
         1933 Act File No. 2-91090
         1940 Act File No. 811-4017

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information, dated December 31, 1997, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This filing only pertains to four of the Trust's portfolios, Federated Growth Strategies Fund, Federated Small Cap Strategies Fund, Federated Capital Appreciation Fund, and Federated Aggressive Growth Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 38 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940 on December 30, 1997.


      If you have any questions regarding this certification, please call Heather M. Aland, Compliance Analyst, at (412) 288-1097.


                                          Very truly yours,



                                          /s/ Matthew S. Hardin
                                          Matthew S. Hardin
                                          Assistant Secretary